UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04616)

Exact name of registrant as specified in charter: Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2007
Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio 8/31/07 (Unaudited)

CORPORATE BONDS AND NOTES (83.9%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,145,000	$1,139,275
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015		760,000	725,800
			1,865,075

Automotive (4.0%)
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015		380,000	355,300
Dana Corp. notes 5.85s, 2015		2,135,000	1,729,350
Ford Motor Co. notes 7.45s, 2031		2,700,000	2,025,000
Ford Motor Credit Corp. notes 7 7/8s, 2010		3,630,000	3,407,815
Ford Motor Credit Corp. notes 7.8s, 2012		405,000	373,127
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		5,600,000	5,517,200
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010		1,970,000	1,950,964
Ford Motor Credit Corp. sr. unsec. FRN 8.11s, 2012		625,000	574,217
General Motors Corp. debs. 9.4s, 2021		425,000	381,438
General Motors Corp. notes 7.2s, 2011		6,985,000	6,181,725
Meritor Automotive, Inc. notes 6.8s, 2009		282,000	272,130
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		3,030,000	2,999,700
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		205,000	218,838
UCI Holdco, Inc. 144A sr. notes FRN 12.36s, 2013 (PIK)		1,957,514	1,898,789
United Components, Inc. sr. sub. notes 9 3/8s, 2013		45,000	45,000
			27,930,593

Basic Materials (7.5%)
AK Steel Corp. company guaranty 7 3/4s, 2012		2,785,000	2,771,075
Aleris International, Inc. company guaranty 10s, 2016		1,660,000	1,547,950
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		1,470,000	1,400,175
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		675,000	631,125
Builders FirstSource, Inc. company guaranty FRN
9.808s, 2012		1,545,000	1,483,200
Century Aluminum Co. company guaranty 7 1/2s, 2014		1,135,000	1,123,650
Chaparral Steel Co. company guaranty 10s, 2013		4,210,000	4,778,350
Clondalkin Acquisition BV 144A sec. FRN 7.358s, 2013
(Netherlands)		695,000	649,825
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		4,070,000	4,354,900
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.564s, 2015		715,000	736,450
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		2,030,000	2,151,800
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,360,000	1,441,600
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		1,922,000	2,022,905
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		1,390,000	1,403,900
Hercules, Inc. company guaranty 6 3/4s, 2029		425,000	413,313
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		2,180,000	2,354,400
Huntsman, LLC company guaranty 11 5/8s, 2010		3,000	3,180
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		1,200,000	1,173,000
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		940,000	1,052,800
Lyondell Chemical Co. company guaranty 8s, 2014		1,505,000	1,636,688
Lyondell Chemical Co. company guaranty 6 7/8s, 2017		60,000	64,350
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		2,045,000	1,901,850
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,085,000	1,155,525
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014 (S)		3,655,000	3,481,388
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		1,115,000	1,142,875
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		670,000	681,725
NewPage Corp. company guaranty 10s, 2012		390,000	403,650
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)		287,521	284,646
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		735,000	646,800
Novelis, Inc. company guaranty 7 1/4s, 2015		1,910,000	1,852,700
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,680,000	2,239,458
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
8s, 2017		$1,240,000	1,182,650
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		2,655,000	2,555,438
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		415,000	390,100
Tube City IMS Corp. company guaranty 9 3/4s, 2015		1,455,000	1,425,900
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		177,000	184,965
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		256,436	198,738
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		163,551	126,752
			53,049,796

Broadcasting (2.2%)
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		3,060,000	2,861,100
Echostar DBS Corp. company guaranty 7s, 2013		1,495,000	1,476,313
Echostar DBS Corp. company guaranty 6 5/8s, 2014		270,000	261,225
Echostar DBS Corp. sr. notes 6 3/8s, 2011		4,585,000	4,504,763
Ion Media Networks, Inc. 144A sr. sec. notes 11.61s,
2013		995,000	995,000
Ion Media Networks, Inc. 144A sr. sec. notes 8.61s,
2012		1,200,000	1,183,500
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013		2,060,000	1,946,700
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)		1,080,000	1,028,700
Young Broadcasting, Inc. company guaranty 10s, 2011		1,142,000	1,027,800
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		395,000	330,319
			15,615,420

Building Materials (1.1%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		610,000	619,150
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.36s, 2012		1,645,000	1,612,100
NTK Holdings, Inc. sr. disc. notes zero %, 2014		1,765,000	1,103,125
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		2,000,000	1,962,500
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		2,755,000	2,383,075
			7,679,950

Cable Television (2.8%)
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		1,530,000	1,453,500
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		25,000	22,375
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		7,794,000	7,638,120
CCH II, LLC/Capital Corp. sr. unsec. notes Ser. B,
10 1/4s, 2010		3,565,000	3,573,913
CCH, LLC/Capital Corp. sr. unsec. notes 10 1/4s, 2010		515,000	520,150
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		2,210,000	2,088,450
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		1,445,000	1,423,325
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		820,000	829,225
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		2,025,000	2,073,094
Rainbow National Services, LLC 144A sr. sub. debs.
10 3/8s, 2014		327,000	356,021
			19,978,173

Capital Goods (7.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		3,040,000	2,979,200
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		2,665,000	2,585,050
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014		735,000	712,950
Baldor Electric Co. company guaranty 8 5/8s, 2017		2,160,000	2,230,200
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		2,305,000	2,212,800
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		2,160,000	2,154,600
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		1,525,000	1,574,563
Bombardier, Inc. 144A sr. unsec. FRN 7.631s, 2013
(Canada)	EUR	930,000	1,289,744
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$1,880,000	1,889,400
General Cable Corp. company guaranty 7 1/8s, 2017		1,250,000	1,212,500
General Cable Corp. company guaranty FRN 7.735s, 2015		470,000	455,900
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		1,990,000	1,950,200
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)		1,735,000	1,691,625
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		1,520,000	1,512,400
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		290,000	287,100
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		2,295,000	2,231,888
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,570,000	1,518,975
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		2,460,000	2,380,050
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		575,000	544,813
Legrand SA debs. 8 1/2s, 2025 (France)		3,850,000	4,427,500
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		1,800,000	1,750,500
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,885,000	1,814,313
Mueller Water Products, Inc. 144A sr. sub. notes
7 3/8s, 2017		770,000	731,500
Owens-Brockway Glass company guaranty 8 7/8s, 2009		105,000	106,050
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	2,375,000	3,112,515
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$1,650,000	1,666,500
TD Funding Corp. company guaranty 7 3/4s, 2014		2,455,000	2,467,275
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		2,525,000	2,727,000
Titan International, Inc. company guaranty 8s, 2012		1,975,000	1,946,560
WCA Waste Corp. company guaranty 9 1/4s, 2014		790,000	793,950

			52,957,621

Coal (1.3%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		4,050,000	3,832,313
Massey Energy Co. sr. notes 6 5/8s, 2010		2,280,000	2,240,100
Peabody Energy Corp. company guaranty 7 3/8s, 2016		930,000	936,975
Peabody Energy Corp. sr. notes 5 7/8s, 2016		2,610,000	2,420,775
			9,430,163

Commercial and Consumer Services (0.1%)
iPayment, Inc. company guaranty 9 3/4s, 2014		735,000	689,063

Communication Services (7.2%)
American Cellular Corp. company guaranty 9 1/2s, 2009		785,000	801,681
American Tower Corp. sr. notes 7 1/2s, 2012		1,300,000	1,313,000
BCM Ireland Finance Ltd. 144A FRN 9 1/2s, 2016 (Cayman
Islands)	EUR	630,000	841,942
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$845,000	885,138
Centennial Communications Corp. sr. notes 10s, 2013		1,270,000	1,327,150
Centennial Communications Corp. sr. notes FRN 11.11s,
2013		420,000	430,500
Cincinnati Bell, Inc. company guaranty 7s, 2015		885,000	849,600
Citizens Communications Co. notes 9 1/4s, 2011		1,465,000	1,571,213
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		2,480,000	2,430,400
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		245,000	240,100
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		1,650,000	1,507,770
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		1,375,000	1,399,063
Dobson Cellular Systems sec. notes 9 7/8s, 2012		1,625,000	1,746,875
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		2,646,000	2,507,085
Intelsat Bermuda, Ltd. company guaranty FRN 8.886s,
2015 (Bermuda)		660,000	664,950
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)		3,835,000	4,017,163
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		690,000	558,900
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)		380,000	381,900
iPCS, Inc. 144A sec. FRN 7.481s, 2013		680,000	656,200
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013		890,000	970,100
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		1,865,000	1,795,063
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		1,070,000	1,005,800
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		2,485,000	2,447,725
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		440,000	433,400
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		380,000	393,300
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		695,000	663,725
PanAmSat Corp. company guaranty 9s, 2014		710,000	722,425
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		3,885,000	3,817,013
Qwest Corp. debs. 7 1/4s, 2025		1,135,000	1,098,113
Qwest Corp. notes 8 7/8s, 2012		2,515,000	2,722,488
Rural Cellular Corp. sr. notes 9 7/8s, 2010		665,000	688,275
Rural Cellular Corp. sr. sub. FRN 11.106s, 2012		545,000	561,350
Rural Cellular Corp. 144A sr. sub. notes FRN 8.36s,
2013		935,000	953,700
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		1,330,000	1,230,250
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		1,050,000	1,086,750
West Corp. company guaranty 11s, 2016		520,000	527,800
West Corp. company guaranty 9 1/2s, 2014		960,000	964,800
Windstream Corp. company guaranty 8 5/8s, 2016		2,880,000	3,009,600
Windstream Corp. company guaranty 8 1/8s, 2013		1,530,000	1,579,725
			50,802,032

Consumer (0.8%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		3,790,000	3,799,475
Yankee Acquisition Corp. company guaranty 9 3/4s, 2017		325,000	290,875
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		1,525,000	1,433,500
			5,523,850

Consumer Goods (2.2%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		1,805,000	1,683,163
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		2,385,000	2,313,450
Jarden Corp. company guaranty 7 1/2s, 2017		1,430,000	1,337,050
Playtex Products, Inc. company guaranty 9 3/8s, 2011		1,245,000	1,276,125
Playtex Products, Inc. company guaranty 8s, 2011		3,505,000	3,618,913
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,233,000	2,216,253
Spectrum Brands, Inc. company guaranty 11 1/4s, 2013
(PIK)		1,370,000	1,164,500
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		2,490,000	1,830,150
			15,439,604

Consumer Services (0.7%)
Rental Services Corp. company guaranty 9 1/2s, 2014	1,595,000	1,561,077
United Rentals NA, Inc. sr. sub. notes 7s, 2014	3,135,000	3,197,700

		4,758,777

Energy (2.7%)
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	3,325,000	3,092,250
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	1,070,000	1,043,250
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	645,000	662,738
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	955,000	878,600
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	3,750,000	3,581,250
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,860,000	1,771,650
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	1,473,718	1,517,595
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	1,350,000	1,386,276
Pride International, Inc. sr. notes 7 3/8s, 2014	3,300,000	3,333,000
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	1,820,000	1,756,300
		19,022,909

Entertainment (1.5%)
AMC Entertainment, Inc. company guaranty 11s, 2016	1,061,000	1,103,440
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	305,000	282,125
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	1,475,000	1,430,750
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	965,000	940,875
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	1,690,000	1,563,250
Hertz Corp. company guaranty 8 7/8s, 2014	1,940,000	2,007,900
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,840,000	1,545,600
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	420,000	416,850
Universal City Florida Holding Co. sr. notes FRN
10.106s, 2010	950,000	959,500
		10,250,290

Financial (4.1%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	3,350,000	3,199,250
Finova Group, Inc. notes 7 1/2s, 2009	2,843,484	582,914
General Motors Acceptance Corp. notes 7 3/4s, 2010	5,565,000	5,296,789
General Motors Acceptance Corp. notes 7s, 2012	605,000	527,962
General Motors Acceptance Corp. notes 6 7/8s, 2012 (S)	5,980,000	5,282,762
General Motors Acceptance Corp. notes 6 3/4s, 2014 (S)	4,524,000	3,839,370
General Motors Acceptance Corp. notes FRN 7.56s, 2014	1,206,000	1,019,125
GMAC LLC unsub. notes 6 5/8s, 2012	1,600,000	1,381,029
HUB International Holdings, Inc. 144A sr. notes 9s,
2014	320,000	300,800
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	445,000	404,950
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017	1,230,000	1,162,350
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	1,695,000	1,576,350
Realogy Corp. 144A sr. notes 10 1/2s, 2014	4,415,000	3,719,638
USI Holdings Corp. 144A sr. notes FRN 9.433s, 2014	290,000	269,700
		28,562,989

Food (1.0%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	424,297	22,170
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	290,000	249,400
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	1,665,000	1,365,300
Dean Foods Co. company guaranty 7s, 2016	1,220,000	1,122,400
Del Monte Corp. company guaranty 6 3/4s, 2015	375,000	356,250
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	2,625,000	2,651,250
Pilgrim's Pride Corp. sr. unsec. 7 5/8s, 2015	325,000	323,375
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	885,000	805,350
		6,895,495

Gaming & Lottery (3.6%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	545,000	541,594
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	2,110,000	1,983,400
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	440,000	415,800
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,670,000	1,732,625
MGM Mirage, Inc. company guaranty 6s, 2009	3,320,000	3,290,950
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015 (S)	1,720,000	1,582,400
Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s,
2013	50,000	50,750
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,667,000	1,675,335
Scientific Games Corp. company guaranty 6 1/4s, 2012	2,215,000	2,109,788
Station Casinos, Inc. sr. notes 6s, 2012	2,740,000	2,541,350

Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	4,290,000	3,496,350
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	4,915,000	3,637,100
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014 (S)	2,310,000	2,234,925
		25,292,367

Health Care (6.5%)
Accellent, Inc. company guaranty 10 1/2s, 2013	1,810,000	1,674,250
Community Health Systems, Inc. 144A sr. notes 8 7/8s,
2015	3,805,000	3,800,244
DaVita, Inc. company guaranty 6 5/8s, 2013	1,605,000	1,552,838
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	1,240,000	1,209,000
HCA, Inc. sr. notes 7 7/8s, 2011	930,000	899,775
HCA, Inc. 144A sec. notes 9 1/4s, 2016	3,185,000	3,272,588
HCA, Inc. 144A sec. notes 9 1/8s, 2014	2,120,000	2,173,000
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	2,730,000	2,822,138
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	2,065,000	1,804,674
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	135,000	131,625
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	699,000	644,828
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	1,790,000	1,754,200
Select Medical Corp. company guaranty 7 5/8s, 2015	2,070,000	1,795,725
Service Corporation International debs. 7 7/8s, 2013	1,185,000	1,202,898
Service Corporation International sr. notes 7s, 2017	740,000	699,300
Service Corporation International sr. notes 6 3/4s,
2016	2,650,000	2,497,625
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	3,010,000	2,882,075
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015	1,325,000	1,325,000
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)	475,000	439,375
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	475,000	439,375
Tenet Healthcare Corp. notes 7 3/8s, 2013	2,560,000	2,124,800
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	1,050,000	929,250
US Oncology, Inc. company guaranty 9s, 2012	2,335,000	2,335,000
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	2,355,000	2,201,925
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,230,000	2,391,675
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	865,000	862,838
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	690,000	671,025
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	850,000	818,125
		45,355,171

Homebuilding (0.5%)
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	770,000	616,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	1,650,000	1,303,500
Meritage Homes Corp. sr. notes 7s, 2014	245,000	199,675
Standard Pacific Corp. sr. notes 7 3/4s, 2013	875,000	665,000
Standard Pacific Corp. sr. notes 6 1/2s, 2008	545,000	490,500
		3,274,675

Household Furniture and Appliances (0.5%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	3,765,000	3,680,288

Lodging/Tourism (0.6%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	955,000	1,000,363
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	45,000	43,763
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,955,000	2,858,963
		3,903,089

Media (1.9%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	1,340,000	1,340,000
Affinion Group, Inc. company guaranty 10 1/8s, 2013	2,225,000	2,225,000
Affinity Group, Inc. sr. sub. notes 9s, 2012	2,000,000	2,080,000
Idearc, Inc. company guaranty 8s, 2016	3,980,000	3,930,250
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	495,000	440,550
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	1,700,000	1,742,500
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(STP)	2,650,000	1,782,125
		13,540,425

Oil & Gas (6.3%)
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	1,980,000	1,782,000
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	3,385,000	3,444,238
Chesapeake Energy Corp. sr. notes 7s, 2014	1,125,000	1,119,375
Complete Production Services, Inc. company guaranty

8s, 2016	2,535,000	2,439,938
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	3,215,000	3,054,250
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,775,000	1,650,750
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,525,000	1,517,375
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	880,000	803,000
Encore Acquisition Co. sr. sub. notes 6s, 2015	3,290,000	2,895,200
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	1,920,000	1,934,400
Forest Oil Corp. sr. notes 8s, 2011	2,365,000	2,412,300
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	2,350,000	2,285,375
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	770,000	779,625
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,095,000	2,013,819
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013
(S)	3,855,000	4,018,838
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	675,000	641,250
Plains Exploration & Production Co. company guaranty
7s, 2017	1,560,000	1,419,600
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	955,000	962,163
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	2,040,000	2,055,300
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	1,370,000	1,308,350
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,290,000	1,254,525
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	2,115,000	2,030,400
Whiting Petroleum Corp. company guaranty 7s, 2014	2,530,000	2,384,525
		44,206,596

Publishing (1.9%)
American Media, Inc. company guaranty 8 7/8s, 2011	550,000	484,000
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	1,875,000	1,650,000
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,196,600	1,165,189
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	700,000	640,500
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	935,000	862,538
Dex Media, Inc. notes 8s, 2013	545,000	540,913
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	1,545,000	1,456,163
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	765,000	721,013
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	1,540,000	1,578,500
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	1,750,000	1,505,000
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	2,575,000	2,266,000
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	880,000	642,400
		13,512,216

Restaurants (0.4%)
Buffets, Inc. company guaranty 12 1/2s, 2014	2,360,000	1,817,200
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	720,000	621,000
		2,438,200

Retail (1.7%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	1,925,000	1,838,375
Autonation, Inc. company guaranty 7s, 2014	380,000	357,675
Autonation, Inc. company guaranty FRN 7.36s, 2013	590,000	554,600
Harry & David Holdings, Inc. company guaranty 9s, 2013	1,355,000	1,287,250
Harry & David Holdings, Inc. company guaranty FRN
10.36s, 2012	385,000	375,375
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016	2,095,000	2,037,388
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	1,280,000	1,350,400
Rite Aid Corp. company guaranty 9 3/8s, 2015	1,570,000	1,428,700
Rite Aid Corp. company guaranty 7 1/2s, 2015	1,325,000	1,238,875
Rite Aid Corp. sec. notes 7 1/2s, 2017	180,000	167,400
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,690,000	1,613,950
		12,249,988

Technology (5.8%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	985,000	871,725
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	1,398,000	1,223,250
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	2,510,000	2,328,025
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	350,000	339,500
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	390,000	423,150
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	395,000	412,775
Avago Technologies Finance company guaranty FRN
10.86s, 2013 (Singapore)	35,000	35,525
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	750,000	712,500
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	905,000	828,075
CHR Intermediate Holding Corp. 144A sr. notes 12.61s,
2013 (PIK)	850,000	846,813
Compucom Systems, Inc. 144A sr. notes 12s, 2014	1,580,000	1,880,200
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)	1,970,000	1,713,900
Freescale Semiconductor, Inc. sr. unsec. 9 1/8s, 2014
(PIK)	1,970,000	1,763,150

Freescale Semiconductor, Inc. sr. unsec. 8 7/8s, 2014	2,830,000	2,610,675
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	670,000	678,375
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	2,280,000	2,291,400
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	175,000	175,000
Lucent Technologies, Inc. debs. 6.45s, 2029	2,755,000	2,314,200
Lucent Technologies, Inc. notes 5 1/2s, 2008	520,000	515,450
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	1,235,000	926,250
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	575,000	596,563
Nortel Networks, Ltd. 144A company guaranty FRN 9.61s,
2011 (Canada)	1,770,000	1,774,425
NXP BV/NXP Funding, LLC sec. FRN 8.11s, 2013
(Netherlands)	1,660,000	1,504,375
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	2,772,000	2,501,730
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	1,140,000	1,083,000
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	940,000	903,210
Solectron Global Finance Corp. company guaranty 8s,
2016	790,000	839,375
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	1,646,000	1,695,380
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	4,502,000	4,648,315
Travelport LLC company guaranty 11 7/8s, 2016	495,000	511,088
Travelport LLC company guaranty 9 7/8s, 2014	745,000	750,588
Unisys Corp. sr. notes 8s, 2012	1,395,000	1,304,325
		41,002,312

Textiles (1.3%)
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	2,630,000	2,626,713
Levi Strauss & Co. sr. notes 9 3/4s, 2015	3,140,000	3,249,900
Levi Strauss & Co. sr. notes 8 7/8s, 2016	1,490,000	1,497,450
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	1,740,000	1,744,350
		9,118,413

Tire & Rubber (0.1%)
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011	579,000	588,032

Utilities & Power (5.8%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	3,055,000	3,184,838
CMS Energy Corp. sr. notes 8 1/2s, 2011	490,000	521,632
CMS Energy Corp. sr. notes 7 3/4s, 2010	740,000	770,516
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,430,000	1,405,029
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	405,000	396,765
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	1,460,000	1,460,000
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	2,180,000	2,158,200
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	735,000	740,513
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	885,000	891,638
Edison Mission Energy 144A sr. notes 7.2s, 2019	1,370,000	1,294,650
Edison Mission Energy 144A sr. notes 7s, 2017	960,000	907,200
El Paso Natural Gas Co. debs. 8 5/8s, 2022	765,000	888,596
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	2,200,000	2,090,000
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011	1,530,000	1,510,875
Mirant North America, LLC company guaranty 7 3/8s, 2013	2,440,000	2,427,800
NRG Energy, Inc. company guaranty 7 3/8s, 2017	935,000	923,313
NRG Energy, Inc. sr. notes 7 3/8s, 2016	5,065,000	5,001,688
Orion Power Holdings, Inc. sr. notes 12s, 2010	940,000	1,024,600
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	1,990,000	2,017,506
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	485,000	496,449
Sierra Pacific Resources sr. notes 8 5/8s, 2014	1,630,000	1,724,920
Teco Energy, Inc. notes 7.2s, 2011	680,000	701,578
Teco Energy, Inc. notes 7s, 2012	1,165,000	1,194,678
Teco Energy, Inc. sr. notes 6 3/4s, 2015	140,000	141,631
Tennessee Gas Pipeline Co. debs. 7s, 2028	305,000	307,015
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	610,000	657,742
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	1,055,000	1,102,475
Utilicorp United, Inc. sr. notes 9.95s, 2011	68,000	73,424
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,225,000	1,270,938
Williams Cos., Inc. (The) notes 7 5/8s, 2019	2,170,000	2,305,625
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	700,000	701,750
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	705,000	697,950
		40,991,534

Total corporate bonds and notes (cost $612,561,976)		$589,605,106

SENIOR LOANS (6.4%)(a)(c)

	Principal amount	Value

Automotive (0.1%)
Dana Corp. bank term loan FRN 7.98s, 2008	$450,000	$441,375
United Components, Inc. bank term loan FRN Ser. D,

7.8s, 2012 (FWC)	125,000	120,625
		562,000

Basic Materials (0.2%)
Domtar Corp. bank term loan FRN 6.735s, 2014 (Canada)
(FWC)	1,465,000	1,401,273
Huntsman International, LLC bank term loan FRN Ser. B,
7.07s, 2012	385,000	376,739
		1,778,012

Broadcasting (0.2%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 7.61s, 2014	1,503,356	1,388,098
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	96,644	89,235
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7 7/8s, 2012	79,637	73,664
		1,550,997

Capital Goods (0.3%)
McKechnie Holdings, LLC bank term loan FRN 10.36s,
2015 (United Kingdom)	495,000	460,350
Wesco Aircraft Hardware Corp. bank term loan FRN
11.11s, 2014	1,275,000	1,249,500
Wesco Aircraft Hardware Corp. bank term loan FRN
7.61s, 2013	392,667	378,923
		2,088,773

Communication Services (0.2%)
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.61s, 2014	1,065,000	1,008,555
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.36s, 2013	198,000	192,159
		1,200,714

Consumer Cyclicals (2.0%)
Adesa, Inc. bank term loan FRN 7.61s, 2013	650,000	608,156
Aramark Corp. bank term loan FRN 7.36s, 2014	1,136,743	1,093,831
Aramark Corp. bank term loan FRN 5.36s, 2014	79,974	76,955
Claire's Stores, Inc. bank term loan FRN 8.11s, 2014	2,110,000	1,931,530
Federal Mogul Corp. bank term loan FRN Ser. A, 7.57s,
2008	1,165,000	1,121,313
Federal Mogul Corp. bank term loan FRN Ser. B, 7.82s,
2008	2,700,000	2,596,050
GateHouse Media, Inc. bank term loan FRN 7.61s, 2014
(FWC)	822,935	744,756
GateHouse Media, Inc. bank term loan FRN 7.36s, 2014
(FWC)	307,065	277,894
Golden Nugget, Inc. bank term loan FRN Ser. B, 7.552s,
2014	238,636	226,108
Golden Nugget, Inc. bank term loan FRN Ser. DD,
7 1/2s, 2014 (U)	136,364	129,205
Isle of Capri Casinos, Inc. bank term loan FRN 7.11s,
2014	476,471	452,647
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
7.11s, 2014 (U)	142,941	135,794
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
7 1/4s, 2014 (U)	190,588	181,059
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.11s, 2013	315,675	306,092
Oshkosh Truck Corp. bank term loan FRN Ser. B, 7.11s,
2013	847,870	813,160
Tribune Co. bank term loan FRN Ser. B, 8.359s, 2014	3,065,000	2,776,700
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.862s, 2012	209,470	205,018
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.9s, 2012	207,879	203,461
		13,879,729

Consumer Staples (0.7%)
Cablevision Systems Corp. bank term loan FRN 7.07s,
2013	840,000	804,450
Charter Communications, Inc. bank term loan FRN 7.36s,
2014	290,910	274,780
Citadel Communications bank term loan FRN Ser. B,
6.985s, 2014	760,000	699,200
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.117s, 2015	1,513,203	1,426,734
National Cinimedia, Inc. bank term loan FRN 7.11s, 2015	300,000	282,000
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 8.11s, 2014	1,060,000	1,010,533
Six Flags Theme Parks bank term loan FRN 7 3/4s, 2015	785,000	730,610
		5,228,307

Energy (0.6%)
Key Energy Services, Inc. bank term loan FRN 8s, 2010	310,000	303,025
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.843s, 2012	323,359	316,083

Sandridge Energy bank term loan FRN 8.985s, 2014	675,000	666,563
Sandridge Energy bank term loan FRN 8 5/8s, 2015	2,825,000	2,761,438
		4,047,109

Financial (0.2%)
Realogy Corp. bank term loan FRN 5.32s, 2013 (R)	256,667	232,711
Realogy Corp. bank term loan FRN Ser. B, 8.36s, 2013
(R)	953,333	864,356
		1,097,067

Health Care (1.2%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7 3/4s, 2014	1,399,428	1,342,091
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	94,410	90,542
Fenwal Controls of Japan, LTD. bank term loan FRN
7.61s, 2014 (Japan)	1,581,750	1,449,278
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (Japan) (U)	264,286	242,152
Health Management Associates, Inc. bank term loan FRN
7.11s, 2014	1,840,388	1,725,939
Healthsouth Corp. bank term loan FRN Ser. B, 7.86s,
2013	1,295,775	1,243,944
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.606s, 2014	1,775,000	1,633,000
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.11s, 2012	215,000	205,863
Surgical Care Affiliates, Inc. bank term loan FRN Ser.
B, 7.57s, 2015	425,000	384,625
		8,317,434

Media (0.1%)
Idearc, Inc. bank term loan FRN Ser. B, 7.36s, 2014	1,080,000	1,043,673

Retail (0.1%)
Michaels Stores, Inc. bank term loan FRN Ser. B,
7 5/8s, 2013	788,015	741,016

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 8.86s, 2014	975,000	938,438

Tire & Rubber (0.3%)
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.1s, 2010	2,460,000	2,321,625

Transportation (0.1%)
United Airlines Corp. bank term loan FRN Ser. B,
7 3/8s, 2014	422,875	396,533

Total senior loans (cost $47,477,481)		$45,191,427

CONVERTIBLE BONDS AND NOTES (1.7%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$822,000	$659,655
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	3,085,000	3,189,119
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	1,480,000	1,499,240
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	640,000	622,400
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	1,298,000	1,280,153
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	2,655,000	2,080,856
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	1,060,000	983,150
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	1,490,000	1,512,350

Total convertible bonds and notes (cost $11,955,994)		$11,826,923

ASSET-BACKED SECURITIES (0.6%)(a)

	Principal amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	$3,901,050	$1,412,867
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	2,766,419

Total asset-backed securities (cost $4,409,234)		$4,179,286

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)(a)

	Principal amount	Value

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031	$1,581,791	$1,507,225
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033	1,025,000	959,267
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)	1,000,000	811,992

Ser. 04-1A, Class K, 5.45s, 2040 (Canada)	365,000	276,174
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)	165,000	116,299

Total collateralized mortgage obligations (cost $3,123,108)		$3,670,957

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $1,321,780)

	Principal amount	Value

Argentina (Republic of) FRB 5.389s, 2012	$1,415,625	$1,246,005

SHORT-TERM INVESTMENTS (6.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.00% to 5.88% and
due dates ranging from September 4, 2007 to
October 16, 2007 (d)	$10,758,525	$10,733,630
Putnam Prime Money Market Fund (e)	36,138,191	36,138,191

Total short-term investments (cost $46,871,821)		$46,871,821

TOTAL INVESTMENTS

Total investments (cost $727,721,394) (b)		$702,591,525

FORWARD CURRENCY CONTRACTS TO BUY at 8/31/07 (aggregate face value $4,395,003) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Canadian Dollar	$572,207	$570,747	10/17/07	$1,460
Euro	3,820,530	3,824,256	12/19/07	(3,726)

Total				$(2,266)

FORWARD CURRENCY CONTRACTS TO SELL at 8/31/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$11,645,382	$11,569,357	9/19/07	$(76,025)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	(paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 8
Index	$(53,663)	$1,060,000	6/20/12	275 bp	$(2,652)

Nalco, Co.
7.75%,11/15/11	--	400,000	9/20/12	350 bp	(918)

Bear, Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	255,000	6/20/12	230 bp	(15,972)

Citibank, N.A.
Freescale
Semiconductor, 8 7/8%,
12/15/14	--	1,105,000	9/20/12	495 bp	(17,384)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	495,000	6/20/09	(165 bp)	(21,267)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	720,000	6/20/17	297 bp	(59,391)

Nalco, Co. 7.75%,
11/15/11	--	405,000	9/20/12	320bp	(5,893)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,485,000	(F) (a)	2.461%	80,221

General Motors Corp.,
7 1/8%, 7/15/13	--	1,725,000	9/20/08	620 bp	27,845

General Motors Corp.,
7 1/8%, 7/15/13	--	1,725,000	9/20/07	(427.5 bp)	(15,005)

General Motors Corp.,
7 1/8%, 7/15/13	--	365,000	9/20/08	620 bp	5,892

General Motors Corp.,
7 1/8%, 7/15/13	--	365,000	9/20/07	(425 bp)	(3,153)

Nalco, Co. 7.75%,
11/15/11	--	400,000	9/20/12	370 bp	2,333

JPMorgan Chase Bank, N.A.
General Motors Corp.,
7 1/8%, 7/15/13	--	295,000	9/20/07	(350 bp)	(1,973)

General Motors Corp.,
7 1/8%, 7/15/13	--	295,000	9/20/08	500 bp	542

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 8
Index	(22,237)	2,965,000	6/20/12	(275 bp)	109,576

DJ CDX NA HY Series 8
Index 35-60% tranche	--	10,980,000	6/20/12	340 bp	768,115

Nalco, Co. 7.75%,
11/15/11	--	400,000	9/20/12	340 bp	(2,564)

Solectron Global
Finance Ltd, 8%, 3/15/16	--	317,000	3/20/12	390 bp	33,224

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	930,000	9/20/12	395 bp	19,761

Merrill Lynch Capital Services
Nalco, Co.
7.75%,11/15/11	--	465,000	9/20/12	340 bp	(4,576)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	1,205,000	9/20/07	(335 bp)	(7,583)

General Motors Corp.,
7 1/8%, 7/15/13	--	1,205,000	9/20/08	500 bp	2,216

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	720,000	6/20/17	295 bp	(60,349)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	50,000	6/20/09	190 bp	(1,916)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	720,000	6/20/12	225 bp	(35,372)

General Motors Corp.,
7 1/8%, 7/15/13	--	295,000	9/20/07	(335 bp)	(1,856)

General Motors Corp.,

7 1/8%, 7/15/13	--	295,000	9/20/08	500 bp	542

Nalco, Co. 7.75%,
11/15/11	--	405,000	9/20/12	330 bp	(4,226)

Oshkosh Truck Corp, T/L
B L	--	1,075,000	6/20/12	114 bp	(37,687)

Total					$750,530

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Security is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $703,147,270.

(b) The aggregate identified cost on a tax basis is $727,667,213, resulting in gross unrealized appreciation and depreciation of $7,555,639 and $32,631,327, respectively, or net unrealized depreciation of $25,075,688.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(FWC) Forward commitments.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at August 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2007, the value of securities loaned amounted to $10,474,467. The fund received cash collateral of $10,733,630 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,634,809 for the period ended August 31, 2007. During the period ended August 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $209,274,795 and $192,434,191, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at August 31, 2007.

(U) A portion of the position represents unfunded loan commitments. As of August 31, 2007, the fund had unfunded loan commitments of $925,233, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Isle of Capri Casinos, Inc. Ser. A	$142,941
Isle of Capri Casinos, Inc. Ser. B	190,588
Community Health Systems, Inc.	94,410
Univision Communications, Inc.	96,644
Golden Nugget, Inc.	136,364
Fenwal Controls of Japan, LTD.	264,286

Totals	$925,233

At August 31, 2007, liquid assets totaling $35,946,693 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at August 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007